Loans and Related Allowace for Loan Losses (Allowance for Loan Losses and Recorded Investments in Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance				$ 2,931				$ 2,824	$ 2,931	$ 2,824	$ 2,719
Charge-offs									(1,071)	(282)	(654)
Recoveries									10	25	18
Net charge-offs									1,061	257	636
Provision for loan losses	174	60	69	1,108	100	60	116	88	1,411	364	741
Ending Balance	3,281				2,931				3,281	2,931	2,824
Ending balance: individually evaluated for impairment	1,127				775				1,127	775	570
Ending balance: collectively evaluated for impairment	2,154				2,156				2,154	2,156	2,254
Total loans	277,500				289,681				277,500	289,681	298,102
Ending balance: individually evaluated for impairment	7,662				9,539				7,662	9,539	7,743
Ending balance: collectively evaluated for impairment	269,838				280,142				269,838	280,142	290,359
Ratio of net charge-offs to average loans outstanding									0.38%	0.09%	0.21%
Commercial, financial and agricultural [Member]
Beginning Balance				195				163	195	163
Charge-offs									(25)	(18)	(134)
Recoveries									8	2
Provision for loan losses									1	48
Ending Balance	179				195				179	195	163
Ending balance: collectively evaluated for impairment	179				195				179	195	163
Total loans	19,296				19,417				19,296	19,417	19,911
Ending balance: individually evaluated for impairment	160				238				160	238	309
Ending balance: collectively evaluated for impairment	19,136				19,179				19,136	19,179	19,602
Real estate - commercial [Member]
Beginning Balance				455				442	455	442
Charge-offs										(37)
Provision for loan losses									8	50
Ending Balance	463				455				463	455
Ending balance: collectively evaluated for impairment	463				455				463	455	442
Total loans	69,187				60,774				69,187	60,774	56,305
Ending balance: individually evaluated for impairment	2,672				2,312				2,672	2,312	2,395
Ending balance: collectively evaluated for impairment	66,515				58,462				66,515	58,462	53,910
Real estate - construction [Member]
Beginning Balance				442				336	442	336
Charge-offs									(193)
Provision for loan losses									(47)	106
Ending Balance	202				442				202	442
Ending balance: individually evaluated for impairment	91				343				91	343	235
Ending balance: collectively evaluated for impairment	111				99				111	99	101
Total loans	18,092				17,508				18,092	17,508	13,256
Ending balance: individually evaluated for impairment	2,202				1,870				2,202	1,870	1,150
Ending balance: collectively evaluated for impairment	15,890				15,638				15,890	15,638	12,106
Real estate - mortgage [Member]
Beginning Balance				1,771				1,810	1,771	1,810
Charge-offs									(852)	(205)	(482)
Recoveries										10
Provision for loan losses									1,468	156
Ending Balance	2,387				1,771				2,387	1,771	1,810
Ending balance: individually evaluated for impairment	1,036				432				1,036	432	335
Ending balance: collectively evaluated for impairment	1,351				1,339				1,351	1,339	1,475
Total loans	153,122				176,544				153,122	176,544	190,958
Ending balance: individually evaluated for impairment	2,628				5,119				2,628	5,119	3,889
Ending balance: collectively evaluated for impairment	150,494				171,425				150,494	171,425	187,069
Obligations of state and political subdivisions [Member]
Total loans	12,769				8,780				12,769	8,780	8,984
Ending balance: collectively evaluated for impairment	12,769				8,780				12,769	8,780	8,984
Personal [Member]
Beginning Balance				68				73	68	73
Charge-offs									(1)	(22)	(38)
Recoveries									2	13	18
Provision for loan losses									(19)	4
Ending Balance	50				68				50	68	73
Ending balance: collectively evaluated for impairment	50				68				50	68	73
Total loans	5,034				6,658				5,034	6,658	8,688
Ending balance: collectively evaluated for impairment	$ 5,034				$ 6,658				$ 5,034	$ 6,658	$ 8,688